5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses

	Portugal		Kosovo		Others	Total
	Alvalade	Others	Slivova	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2023	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2023	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2023
Geological salaries and consulting	$ 24,589	$ -	$ 13,338	$ -	$ -	$ 37,927
Insurance	149	-	-	-	-	149
Office and administrative fees	214	-	2,437	-	-	2,651
Rent	-	-	6,068	-	-	6,068
Report			15,767			15,767
Site costs	158	-	1,321	-	-	1,479
Travel	2,451	-	-	-	-	2,451
Reimbursements from optionees	(378,861)	-	(103,591)	-	-	(482,452)
	$ (351,300)	$ -	$ (64,660)	$ -	$ -	$ (415,960)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	20,505	206,975	4	1,282,956
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,585,470	6,317,147	157,687	720,879	12,359	13,793,542
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,469	52,112	14,604	15,007	-	107,192
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,272	279,739	83,665	101,624	68,446	787,746
Rent	606,084	596,896	42,158	88,221	20,560	1,353,919
Report	-	-	39.999	-	-	39,999
Site costs	194,363	244,377	188,571	194,582	8,865	830,758
Travel	243,895	247,277	63,047	22,478	15,326	592,023
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionees	(9,339,910)	(4,890,826)	(2,992,643)	(45,158)	-	(17,268,537)
	$ (440,098)	$ 4,145,186	$ 79,864	$ 1,787,017	$ 500,931	$ 6,072,900
	Portugal		Kosovo		Others	Total
	Alvalade	Others	Slivovo	Others
Exploration and evaluation assets
Acquisition costs
As of January 1, 2022	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2022	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2022
Concession fees and taxes	$ -	$ -	$ 8,666	$ -	$ -	$ 8,666
Geological salaries and consulting	23,066	-	24,548	-	-	47,614
Insurance	698	-	-	-	-	698
Office and administrative fees	108	-	1,005	-	-	1,113
Rent	-	-	7,396	-	-	7,396
Site costs	2	-	2,123	-	-	2,125
Travel	1,777	-	2,940	-	-	4,717
Reimbursements from optionee	(348,277)	-	(56,066)	-	-	(402,343)
	$ (322,626)	$ -	$ (7,388)	$ -	$ -	$ (330,014)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	20,505	206,975	4	1,282,956
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,560,881	6,317,147	144,349	720,879	12,359	13,755,615
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,320	52,112	14,604	15,007	-	107,043
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,058	279,739	81,228	101,624	68,446	785,095
Rent	606,084	596,896	36,090	88,221	20,560	1,347,851
Report	-	-	24,232	-	-	24,232
Site costs	194,205	244,377	187,250	194,582	8,865	829,279
Travel	241,444	247,277	63,047	22,478	15,326	589,572
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionee	(8,961,049)	(4,890,826)	(2,889,052)	(45,158)	-	(16,786,085)
	$ (88,798)	$ 4,145,186	$ 144,524	$ 1,787,017	$ 500,931	$ 6,488,860